SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Provisions (Details)	12 Months Ended
Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Useful life of thermonuclear plants	P40Y